Risk Report - Credit Risk Exposure - Credit Risk Profile by Geographical Region (Detail) - EUR (€) € in Millions		Dec. 31, 2023		Dec. 31, 2022
Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		€ 1,108,381		€ 1,090,386
at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		484,527		495,979
Debt securities		21,868		25,596
Repo and repo-style transactions		14,764		11,479	[1]
at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		8,235		7,955
OTC derivatives		22,555		28,967
Debt securities		120,485		88,025
Repo and repo-style transactions		78,973		81,270	[1]
Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		887		1,205
at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,867		4,069
Debt securities		28,874		25,450
Repo and repo-style transactions		1,805		2,156	[1]
Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		255,409		251,021
Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		65,131		67,214
Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		645,306		644,886
Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		338,507	[2]	346,395	[3]
Debt securities		9,682	[4]	10,218	[5]
Repo and repo-style transactions		6,021	[6]	4,912	[1]
Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,906		2,647
OTC derivatives	[7]	14,814		19,294
Debt securities		52,205		40,948
Repo and repo-style transactions		17,184	[6]	26,494	[1]
Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		516		724
Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,698	[8]	1,708	[9]
Debt securities		12,884	[10]	7,321	[11]
Repo and repo-style transactions		395	[6]	418	[1]
Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		148,778	[12]	142,035	[13]
Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		39,716		41,773
Germany [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		343,606		359,403
Germany [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		231,287	[2]	242,180	[3]
Debt securities		830	[4]	701	[5]
Repo and repo-style transactions		348	[6]	1,795	[1]
Germany [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		321		444
OTC derivatives	[7]	4,146		4,872
Debt securities		10,114		7,968
Repo and repo-style transactions		1,351	[6]	3,035	[1]
Germany [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		70		42
Germany [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		409	[8]	462	[9]
Debt securities		1,388	[10]	672	[11]
Repo and repo-style transactions		0	[6]	12	[1]
Germany [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		76,810	[12]	80,857	[13]
Germany [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		16,532		16,364
UK [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		46,476		48,598
UK [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		8,323	[2]	7,937	[3]
Debt securities		240	[4]	1,212	[5]
Repo and repo-style transactions		461	[6]	585	[1]
UK [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		239		184
OTC derivatives	[7]	4,834		6,673
Debt securities		10,475		8,399
Repo and repo-style transactions		3,773	[6]	8,519	[1]
UK [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		97		229
UK [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		252	[8]	329	[9]
Debt securities		1,504	[10]	708	[11]
Repo and repo-style transactions	[6]	0
UK [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		13,175	[12]	9,759	[13]
UK [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,102		4,067
France [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		31,906		29,038
France [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,587	[2]	3,696	[3]
Debt securities	[4]	0
Repo and repo-style transactions		657	[6]	6	[1]
France [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		76		99
OTC derivatives	[7]	694		1,364
Debt securities		7,756		6,161
Repo and repo-style transactions		5,100	[6]	7,337	[1]
France [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		75		75
France [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		317	[8]	70	[9]
Debt securities		2,901	[10]	870	[11]
Repo and repo-style transactions	[6]	0
France [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,868	[12]	7,264	[13]
France [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,876		2,095
Luxembourg [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		31,870		28,257
Luxembourg [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		18,056	[2]	15,472	[3]
Debt securities		0	[4]	0	[5]
Repo and repo-style transactions	[6]	9
Luxembourg [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		612		400
OTC derivatives	[7]	970		855
Debt securities		2,180		1,816
Repo and repo-style transactions		206	[6]	549	[1]
Luxembourg [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		23		67
Luxembourg [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		142	[8]	124	[9]
Debt securities		537	[10]	702	[11]
Repo and repo-style transactions	[6]	0
Luxembourg [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,493	[12]	7,525	[13]
Luxembourg [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		641		747
Italy [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		51,571		44,180
Italy [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		23,490	[2]	24,578	[3]
Debt securities		4,890	[4]	4,868	[5]
Repo and repo-style transactions		2,251	[6]	200	[1]
Italy [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		138		145
OTC derivatives	[7]	219		291
Debt securities		7,953		3,570
Repo and repo-style transactions		1,688	[6]	480	[1]
Italy [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		32		8
Italy [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	[8]	16
Debt securities		1,030	[10]	953	[11]
Repo and repo-style transactions	[6]	0
Italy [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,842	[12]	3,709	[13]
Italy [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5,021		5,354
Netherlands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		25,526		24,091
Netherlands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		8,996	[2]	9,009	[3]
Debt securities		0	[4]	0	[5]
Repo and repo-style transactions		0	[6]	177	[1]
Netherlands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		248		165
OTC derivatives	[7]	1,463		1,404
Debt securities		2,289		2,057
Repo and repo-style transactions		99	[6]	212	[1]
Netherlands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		8		45
Netherlands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		252	[8]	200	[9]
Debt securities		27	[10]	24	[11]
Repo and repo-style transactions	[6]	0
Netherlands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,279	[12]	8,279	[13]
Netherlands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,863		2,519
Spain [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		31,318		32,256
Spain [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		16,073	[2]	17,429	[3]
Debt securities		1,487	[4]	1,486	[5]
Repo and repo-style transactions		1,587	[6]	1,485	[1]
Spain [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		230		326
OTC derivatives	[7]	219		503
Debt securities		3,144		3,390
Repo and repo-style transactions		35	[6]	24	[1]
Spain [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		24
Spain [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		91	[8]	107	[9]
Debt securities		358	[10]	1	[11]
Repo and repo-style transactions	[6]	0
Spain [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,738	[12]	3,460	[13]
Spain [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,330		4,037
Ireland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		14,804		13,948
Ireland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,273	[2]	5,234	[3]
Debt securities		1,563	[4]	1,270	[5]
Repo and repo-style transactions		0	[6]	0	[1]
Ireland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		331		125
OTC derivatives	[7]	542		565
Debt securities		1,269		1,543
Repo and repo-style transactions		960	[6]	1,346	[1]
Ireland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		184		234
Ireland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		87	[8]	129	[9]
Debt securities		7	[10]	4	[11]
Repo and repo-style transactions	[6]	0
Ireland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,237	[12]	3,234	[13]
Ireland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		351		266
Switzerland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		19,499		18,096
Switzerland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,827	[2]	6,772	[3]
Debt securities		0	[4]	0	[5]
Repo and repo-style transactions	[6]	0
Switzerland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		37		32
OTC derivatives	[7]	355		294
Debt securities		1,289		491
Repo and repo-style transactions		225	[6]	215	[1]
Switzerland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[8]	117	[9]
Debt securities		1	[10]	2	[11]
Repo and repo-style transactions	[6]	0
Switzerland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,206	[12]	7,277	[13]
Switzerland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,558		2,897
Poland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		8,852		6,511
Poland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,617	[2]	2,324	[3]
Debt securities	[4]	0
Repo and repo-style transactions	[6]	0
Poland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
OTC derivatives	[7]	6		7
Debt securities		473		113
Repo and repo-style transactions	[6]	98		149	[1]
Poland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		16	[8]	26	[9]
Debt securities		2,899	[10]	2,944	[11]
Repo and repo-style transactions	[6]	0
Poland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,569	[12]	758	[13]
Poland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		176		190
Belgium [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		7,517		6,769
Belgium [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,742	[2]	1,532	[3]
Debt securities		0	[4]	40	[5]
Repo and repo-style transactions	[6]	0
Belgium [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		23		12
OTC derivatives	[7]	144		193
Debt securities		1,759		2,271
Repo and repo-style transactions	[6]	11		1	[1]
Belgium [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		58	[8]	77	[9]
Debt securities		1,606	[10]	342	[11]
Repo and repo-style transactions	[6]	0
Belgium [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,551	[12]	1,730	[13]
Belgium [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		623		571
Russia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		333	[14]	750	[15]
Russia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		243	[2]	537	[3],[15]
Debt securities	[4],[14]	0
Repo and repo-style transactions	[6],[14]	0
Russia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		6		18	[15]
OTC derivatives	[7],[15]			0
Debt securities		31	[14]	15	[15]
Repo and repo-style transactions	[6],[14]	0
Russia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		7	[8]	41	[9],[15]
Debt securities		0	[10],[14]	0	[11],[15]
Repo and repo-style transactions	[6],[14]	0
Russia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		26	[12]	75	[13],[15]
Russia [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		21		64	[15]
UA [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		305	[14]	339	[15]
UA [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		8	[2]	44	[3],[15]
Debt securities	[4],[14]	0
Repo and repo-style transactions	[6],[14]	0
UA [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		208	[16]	270	[15],[17]
Debt securities		73	[14]	17	[15]
Repo and repo-style transactions	[6],[14]	0
UA [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Debt securities		7	[10],[14]	0	[11],[15]
Repo and repo-style transactions	[6],[14]	0
UA [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3	[12]	3	[13],[15]
UA [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5		5	[15]
Other Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		31,724	[14]	32,651	[15]
Other Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		10,984		9,650	[15]
Debt securities		672	[14]	643	[15]
Repo and repo-style transactions		707	[14]	664	[1],[15]
Other Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		435		428	[15]
OTC derivatives		1,222		2,274	[15]
Debt securities		3,401	[14]	3,139	[15]
Repo and repo-style transactions		3,638	[14]	4,628	[1],[15]
Other Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2		16	[15]
Other Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		50		0	[15]
Debt securities		619	[14]	99	[15]
Repo and repo-style transactions		395	[14]	406	[1],[15]
Other Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,981		8,105	[15]
Other Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,617		2,598	[15]
North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		325,688		321,863
North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		101,306	[2]	101,736	[3]
Debt securities		9,433	[4]	12,359	[5]
Repo and repo-style transactions	[6]	5,855		4,365	[1]
North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,325		2,998
OTC derivatives	[7]	4,745		5,542
Debt securities		32,184		24,416
Repo and repo-style transactions	[6]	47,782		43,893	[1]
North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		238		350
North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,378	[8]	1,687	[9]
Debt securities		11,503	[10]	14,616	[11]
Repo and repo-style transactions	[6]	0
North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		95,768	[12]	98,137	[13]
North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		12,172		11,766
US [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		266,793		272,741
US [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		89,570	[2]	87,794	[3]
Debt securities		9,415	[4]	12,340	[5]
Repo and repo-style transactions	[6]	2,979		976	[1]
US [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,202		2,713
OTC derivatives	[7]	3,269		4,485
Debt securities		31,042		23,644
Repo and repo-style transactions	[6]	14,357		21,484	[1]
US [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		178		290
US [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,247	[8]	1,520	[9]
Debt securities		11,320	[10]	14,359	[11]
Repo and repo-style transactions	[6]	0
US [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		89,460	[12]	92,551	[13]
US [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		10,754		10,585
Cayman Islands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		45,823		29,790
Cayman Islands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,985	[2]	5,202	[3]
Debt securities	[4]	0
Repo and repo-style transactions	[6]	2,876		3,389	[1]
Cayman Islands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		50		103
OTC derivatives	[7]	963		419
Debt securities		495		276
Repo and repo-style transactions	[6]	33,284		17,904	[1]
Cayman Islands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		4
Cayman Islands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	[8]	0
Debt securities	[10]	0
Repo and repo-style transactions	[6]	0
Cayman Islands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,383	[12]	2,026	[13]
Cayman Islands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		787		445
Canada [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		4,936		9,859
Canada [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,396	[2]	1,919	[3]
Debt securities	[4]	0
Repo and repo-style transactions	[6]	0
Canada [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		49		78
OTC derivatives	[7]	324		372
Debt securities		546		350
Repo and repo-style transactions	[6]	54		4,494	[1]
Canada [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3
Canada [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		106	[8]	118	[9]
Debt securities		183	[10]	180	[11]
Repo and repo-style transactions	[6]	0
Canada [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,048	[12]	1,884	[13]
Canada [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		226		463
Other North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		8,137		9,473
Other North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,356	[2]	6,821	[3]
Debt securities		18	[4]	19	[5]
Repo and repo-style transactions	[6]	0
Other North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		24		104
OTC derivatives	[7]	188		266
Debt securities		101		146
Repo and repo-style transactions	[6]	88		11	[1]
Other North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		56		54
Other North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		24	[8]	25	[9]
Debt securities		0	[10]	77	[11]
Repo and repo-style transactions	[6]	0
Other North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,877	[12]	1,676	[13]
Other North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		405		274
Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		117,499		107,063
Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		35,807		39,502
Debt securities		2,428		2,878
Repo and repo-style transactions		2,620		2,126	[1]
Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,746		1,517
OTC derivatives		2,745		3,910
Debt securities		31,297		19,347
Repo and repo-style transactions		13,860		10,652	[1]
Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		123		109
Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		597		602
Debt securities		4,295		3,344
Repo and repo-style transactions		858		1,301	[1]
Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,031		9,268
Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		12,093		12,507
Japan [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		15,941		12,909
Japan [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,404	[2]	1,349	[3]
Debt securities		22	[4]	25	[5]
Repo and repo-style transactions	[6]	431
Japan [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		328		120
OTC derivatives	[7]	459		374
Debt securities		3,017		2,759
Repo and repo-style transactions	[6]	8,818		6,374	[1]
Japan [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		34		46
Japan [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		10	[8]	22	[9]
Debt securities		485	[10]	481	[11]
Japan [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		481	[12]	589	[13]
Japan [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		451		487
Australia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,800		11,243
Australia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,203	[2]	2,964	[3]
Debt securities		1,725	[4]	1,989	[5]
Australia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		250		196
OTC derivatives	[7]	153		259
Debt securities		2,387		1,328
Repo and repo-style transactions	[6]	284		946	[1]
Australia [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				0
Australia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Debt securities		315	[10]	315	[11]
Australia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,652	[12]	2,478	[13]
Australia [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		830		769
India [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		19,126		19,058
India [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,576	[2]	7,861	[3]
Debt securities		414	[4]	481	[5]
India [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		78		27
OTC derivatives	[7]	53		179
Debt securities		5,858		4,856
Repo and repo-style transactions	[6]	0		6	[1]
India [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		88		3
India [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		23	[8]	23	[9]
Debt securities		62	[10]	49	[11]
Repo and repo-style transactions	[6]	279		1,012	[1]
India [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		921	[12]	1,154	[13]
India [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,774		3,408
China [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		16,334		8,675
China [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,254	[2]	4,189	[3]
Debt securities	[5]			0
China [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1		3
OTC derivatives	[7]	762		591
Debt securities		7,977		1,384
Repo and repo-style transactions	[6]	1,365		292	[1]
China [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0
China [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		22	[8]	3	[9]
Debt securities		98	[10]	209	[11]
China [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		413	[12]	407	[13]
China [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,442		1,583
Singapore [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,156		10,136
Singapore [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,789	[2]	5,402	[3]
Debt securities		0	[4]	0	[5]
Singapore [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		362		390
OTC derivatives	[7]	157		277
Debt securities		1,396		847
Repo and repo-style transactions	[6]	683		210	[1]
Singapore [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		22
Singapore [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		189	[8]	164	[9]
Debt securities		665	[10]	159	[11]
Singapore [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,558	[12]	1,408	[13]
Singapore [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,357		1,258
Hong Kong [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		5,424		5,611
Hong Kong [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,259	[2]	2,525	[3]
Debt securities		9	[4]	186	[5]
Hong Kong [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		64		84
OTC derivatives	[7]	242		357
Debt securities		738		559
Repo and repo-style transactions	[6]	124		64	[1]
Hong Kong [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans				0
Hong Kong [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		82	[8]	40	[9]
Debt securities		463	[10]	254	[11]
Hong Kong [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		836	[12]	695	[13]
Hong Kong [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		607		846
Other Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		38,718		39,430
Other Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		13,323	[2]	15,213	[3]
Debt securities		258	[4]	196	[5]
Repo and repo-style transactions	[6]	2,189		1,842	[1]
Other Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		662		698
OTC derivatives	[7]	919		1,873
Debt securities		9,922		7,613
Repo and repo-style transactions	[6]	2,587		2,761	[1]
Other Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1		25
Other Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		271	[8]	351	[9]
Debt securities		2,206	[10]	1,877	[11]
Repo and repo-style transactions	[6]	579		290	[1]
Other Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,170	[12]	2,537	[13]
Other Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,632		4,154
Other countries [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		19,887		16,573
Other countries [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		8,906	[2]	8,346	[3]
Debt securities		325	[4]	141	[5]
Repo and repo-style transactions	[6]	268		77	[1]
Other countries [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,259		793
OTC derivatives	[7]	252		222
Debt securities		4,799		3,314
Repo and repo-style transactions	[6]	148		232	[1]
Other countries [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		10		22
Other countries [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		193	[8]	72	[9]
Debt securities		191	[10]	170	[11]
Repo and repo-style transactions	[6]	552		437	[1]
Other countries [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,831	[12]	1,580	[13]
Other countries [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		€ 1,151		€ 1,168

[1]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[3]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[4]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[5]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[7]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[8]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[9]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[10]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[11]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[12]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[13]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[14]	Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[15]	Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[16]	Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[17]	[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis